Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2016
Goodwill and other intangible assets
Goodwill and other intangible assets

4. Goodwill and other intangible assets:

Intangible assets subject to amortization are summarized as follows:

	Yen in millions
	March 31
	2015			2016
	Gross carrying amounts	Accumulated amortization	Carrying amounts	Gross carrying amounts	Accumulated amortization	Carrying amounts
Proprietary technology	¥15,652	¥3,485	¥12,167	¥15,182	¥4,444	¥10,738
Customer relationships	58,881	13,934	44,947	56,430	16,893	39,537
Software	21,659	10,979	10,680	24,085	12,676	11,409
Other	7,608	3,734	3,874	7,218	3,887	3,331

Total	¥103,800	¥32,132	¥71,668	¥102,915	¥37,900	¥65,015

The weighted average amortization periods for proprietary technology, customer relationships and software are 12 years, 18 years and 6 years, respectively.

Total amortization of intangible assets for the years ended March 31, 2014, 2015 and 2016 amounted to ¥6,393 million, ¥7,206 million and ¥8,288 million, respectively.

Total indefinite lived intangible assets amounted to ¥12,262 million and ¥11,844 million as of March 31, 2015 and 2016, respectively.

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions
2017	¥8,374
2018	7,643
2019	6,921
2020	5,860
2021	4,823

NIDEC has completed the annual impairment test for existing goodwill and indefinite lived intangible assets as required by ASC 350 as of January 1, 2016. For the years ended March 31, 2014, 2015 and 2016, NIDEC has determined that the fair value of each reporting unit which includes goodwill has been in excess of its carrying amount. Accordingly, for the years ended March 31, 2014, 2015 and 2016, no goodwill impairment loss has been recorded. As a result of the annual impairment test for existing indefinite lived intangible assets, for the years ended March 31, 2014, 2015 and 2016, impairment loss of indefinite lived intangible assets has not been recorded.

The changes in the carrying amount of goodwill by operating reportable segment for the years ended March 31, 2015 are as follows:

	Yen in millions
	Balance as of April 1, 2014	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2015
Goodwill:
Nidec Electronics (Thailand)	¥7,645	¥—	¥—	¥1,303	¥8,948
Nidec Sankyo	28,685	—	—	109	28,794
Nidec Copal	16,462	—	—	—	16,462
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	62,692	—	—	3,610	66,302
Nidec Motors & Actuators	16,699	4,319	—	466	21,484
All Others	18,136	—	—	784	18,920

	¥152,368	¥4,319	¥—	¥6,272	¥162,959

The changes in the carrying amount of goodwill by operating reportable segment for the years ended March 31, 2016 are as follows:

	Yen in millions
	Balance as of April 1, 2015	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2016
Goodwill:
Nidec Electronics (Thailand)	¥8,948	¥—	¥—	¥678	¥9,626
Nidec Sankyo	28,794	115	—	(66)	28,843
Nidec Copal	16,462	—	—	—	16,462
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	66,302	3,757	—	(3,165)	66,894
Nidec Motors & Actuators	21,484	—	—	(502)	20,982
All Others	18,920	1,124	—	(1,937)	18,107

	¥162,959	¥4,996	¥—	¥(4,992)	¥162,963

NIDEC has partially reclassified reportable segment. Accordingly, previous period amounts have been reclassified. Reportable segment information is described in Notes 23 (2).